UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock Maryland Municipal Bond Trust (BZM)
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland — 117.5%
Corporate — 1.0%
Maryland EDC, Refunding RB, Potomac
Electric Power Co., 6.20%, 9/01/22	$ 250	$ 291,450
County/City/Special District/School District — 36.2%
City of Annapolis Maryland, Tax
Allocation Bonds, Park Place Project,
Series A, 5.35%, 7/01/34	494	413,641
City of Baltimore Maryland, Special Tax
Bonds, Special Obligation, Harborview
Lot No. 2, 6.50%, 7/01/31	993	914,772
County of Anne Arundel Maryland, RB,
Community College Project, 5.25%,
9/01/28	1,870	1,890,420
County of Baltimore Maryland, GO,
Metropolitan District:
67th Issue, 5.00%, 6/01/22 (a)	2,000	2,020,000
68th Issue, 5.00%, 8/01/28	2,000	2,109,940
County of Montgomery Maryland, RB,
Metrorail Garage Projects:
5.00%, 6/01/23	500	515,905
5.00%, 6/01/24	1,435	1,480,647
County of Prince George's Maryland, SO,
National Harbor Project, 5.20%,
7/01/34	1,500	1,289,190
		10,634,515
Education — 16.6%
Maryland Health & Higher Educational
Facilities Authority, RB:
Board of Child Care, 5.38%,
7/01/32	2,000	2,007,300
Loyola College Issue, 5.00%,
10/01/39	2,000	1,926,560
Maryland Industrial Development
Financing Authority, RB, Our Lady Of
Good Counsel School, Series A,
6.00%, 5/01/35	1,000	951,290
		4,885,150
Health — 28.4%
County of Howard Maryland, Refunding
RB, Vantage House Facility, Series A,
5.25%, 4/01/33	500	347,900
Gaithersburg Maryland, Refunding RB,
Asbury Maryland Obligation, Series B,
6.00%, 1/01/23	250	257,070
Maryland Health & Higher Educational
Facilities Authority, RB:
Anne Arundel Health System,
5.00%, 7/01/40	1,000	950,030

	Par
Municipal Bonds	(000)	Value
Maryland (continued)
Health (concluded)
Maryland Health & Higher Educational
Facilities Authority, RB (concluded):
Carroll County General
Hospital, 6.00%, 7/01/37	$ 1,990	$ 1,999,393
Peninsula Regional Medical
Center, 5.00%, 7/01/36	500	454,185
Union Hospital of Cecil County
Issue, 5.63%, 7/01/32	2,000	2,001,660
Maryland Health & Higher Educational
Facilities Authority, Refunding RB:
Charlestown Community,
6.25%, 1/01/41	1,000	989,290
Doctor's Community Hospital,
5.75%, 7/01/38	500	420,310
University of Maryland Medical
System, 5.13%, 7/01/39	1,000	935,790
		8,355,628
Housing — 10.6%
Maryland Community Development
Administration, RB:
AMT, 5.10%, 9/01/37	1,000	964,870
Residential, Series A, 5.05%,
9/01/39	500	496,685
Residential, Series B, 4.75%,
9/01/39	150	141,962
Maryland Community Development
Administration, Refunding RB,
Residential, Series B, 5.25%,
9/01/35	1,500	1,527,255
		3,130,772
Transportation — 10.2%
Maryland EDC, RB:
Term Project, Series B, 5.75%,
6/01/35	500	484,145
Transportation Facilities
Project, Series A, 5.75%,
6/01/35	500	484,145
Maryland State Transportation Authority,
RB, Baltimore/Washington
International Airport, Series B AMT
(NPFGC), 5.13%, 3/01/24	2,000	2,028,440
		2,996,730
Utilities — 14.5%
City of Baltimore Maryland, Refunding
RB, Wastewater Projects, Series A
(NPFGC):
5.20%, 7/01/32	2,250	2,271,712
5.13%, 7/01/42	1,500	1,505,340

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2011	1

BlackRock Maryland Municipal Bond Trust (BZM)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland (concluded)
Utilities (concluded)
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	$ 500	$ 486,315
		4,263,367
Total Municipal Bonds in Maryland		34,557,612
District of Columbia — 3.5%
Transportation — 3.5%
Washington Metropolitan Area Transit
Authority, RB, Transit, Series A,
5.13%, 7/01/32	1,000	1,039,860
Total Municipal Bonds in the District of Columbia		1,039,860
Guam — 1.4%
County/City/Special District/School District — 1.4%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	410	408,368
Total Municipal Bonds in Guam		408,368
Multi-State — 7.5%
Housing — 7.5%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (b)(c)	2,000	2,200,040
Total Municipal Bonds in Multi-State		2,200,040
Puerto Rico — 9.3%
State — 5.2%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series A-4 (AGM), 5.25%, 7/01/30	130	130,772
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series D, 5.38%, 7/01/33	350	328,283
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,000	1,055,510
		1,514,565
Tobacco — 4.1%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.50%, 5/15/39	1,500	1,217,700
		1,217,700
Total Municipal Bonds in Puerto Rico		2,732,265
Total Municipal Bonds – 139.2%		40,938,145
Municipal Bonds Transferred to Tender
Option Bond Trusts (d)
Maryland — 10.5%
Transportation — 10.5%
Maryland State Transportation Authority,
RB, Transportation Facility Project
(AGM), 5.00%, 7/01/41	3,000	3,091,830
Total Long-Term Investments
(Cost – $44,168,076) – 149.7%		44,029,975

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund,
0.10% (e)(f)	2,314,544	$ 2,314,544
Total Short-Term Securities
(Cost – $2,314,544) – 7.9%		2,314,544
Total Investments (Cost - $46,482,620*) – 157.6%		46,344,519
Other Assets Less Liabilities – 1.9%		570,222
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (5.1)%		(1,501,924)
Preferred Shares, at Redemption Value – (54.4)%		(16,000,669)
Net Assets Applicable to Common Shares – 100.0%		$ 29,412,148

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 44,885,429
Gross unrealized appreciation	$ 882,877
Gross unrealized depreciation	(923,787)
Net unrealized depreciation	$ (40,910)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	May 31,
Affiliate	2010	Activity	2011		Income
FFI Institutional
Tax-Exempt
Fund	1,846,050	468,494	2,314,544	S	2,171

(f) Represents the current yield as of report date.

2 BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2011

 BlackRock Maryland Municipal Bond Trust (BZM)
Schedule of Investments (concluded)

• Financial futures contracts sold as of May 31, 2011 were as follows:
				Notional	Unrealized
Contracts Issue		Exchange	Expiration	Value	Depreciation
10	10-Year U.S.	Chicago
	Treasury	Board of
	Note	Trade	June 2011	$1,185,137	$ (55,175)
10	10-Year U.S.	Chicago
	Treasury	Board of	September
	Note	Trade	2011	$ 1,224,434	$ (1,660)
Total				$ (56,835)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$ 44,029,975	—	$ 44,029,975
Short-Term
Securities	$ 2,314,544	—	—	2,314,544
Total	$ 2,314,544	$ 44,029,975	—	$ 46,344,519
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs Level 1		Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$ (56,835)	—	—	$ (56,835)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2011	3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 26, 2011